UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 140.8%
Corporate — 5.0%
County of Monroe EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$10,695	$13,636,874
County/City/Special District/School District — 27.4%
Adrian City School District, GO (AGM), 5.00%, 5/01/14 (a)	1,600	1,600,208
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.25%, 5/01/26	800	853,208
4.38%, 5/01/27	960	1,023,139
4.50%, 5/01/29	900	955,467
Bay City School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/36	2,800	2,965,256
Birmingham City School District Michigan, GO, School Building & Site (AGM), 5.00%, 11/01/14 (a)	1,000	1,024,230
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	2,024,405
5.00%, 4/01/26	2,000	2,203,460
5.00%, 4/01/27	500	544,930
Chippewa Valley Schools, GO, Refunding, Unlimited Tax (Q-SBLF), 5.00%, 5/01/32	1,970	2,161,405
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	500	528,800
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	3,215	3,456,543
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	750	820,035
5.50%, 5/01/41	1,355	1,468,603
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	600	619,728
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	3,300	3,522,420
Dearborn School District, GO, Series A (Q-SBLF):
5.00%, 5/01/32	930	1,012,128
5.00%, 5/01/33	990	1,070,883
Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Dearborn School District, GO, Series A (Q-SBLF) (concluded):
5.00%, 5/01/34	$745	$804,026
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	3,070	3,172,661
Fraser Public School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/25	2,000	2,076,560
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	600	664,140
5.50%, 5/01/36	1,200	1,312,056
5.50%, 5/01/41	1,575	1,707,048
Harper Creek Community School District Michigan, GO, Refunding (AGM) (Q-SBLF), 5.00%, 5/01/22	1,125	1,168,065
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	4,100	4,381,916
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF):
5.00%, 5/01/24	1,000	1,038,280
5.00%, 5/01/25	1,525	1,583,377
5.00%, 5/01/26	1,600	1,661,248
5.00%, 5/01/35	3,000	3,101,010
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC) (Q-SBLF), 4.63%, 5/01/28	3,650	3,867,285
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	3,090	3,235,941
Montrose Community Schools, GO (NPFGC), 6.20%, 5/01/17	625	669,456
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/25	1,000	1,093,480
Plymouth-Canton Community School District, GO, School Building & Site, Series A, 4.00%, 5/01/32	1,450	1,493,674
Reed City Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/14 (a)	1,425	1,425,185

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.25%, 5/01/26	$1,200	$1,280,592
4.25%, 5/01/27	1,200	1,269,240
4.50%, 5/01/29	1,025	1,089,698
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/32	2,500	2,707,400
Troy School District, GO (Q-SBLF), 5.00%, 5/01/28	1,240	1,407,499
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/28	1,250	1,375,963
Walled Lake Consolidated School District, GO (Q-SBLF):
5.00%, 5/01/37	1,770	1,908,786
5.00%, 5/01/40	1,630	1,745,828

		75,095,262
Education — 20.5%
Grand Valley State University, RB (NPFGC), 5.50%, 2/01/18	1,445	1,552,176
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,720	1,720,877
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	4,980	5,456,138
Series C, 5.00%, 2/15/40	4,700	5,018,190
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	1,650	1,774,707
Oakland University, RB, General, Series A:
5.00%, 3/01/38	8,485	9,000,633
5.00%, 3/01/43	13,865	14,581,821
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC):
5.00%, 7/01/14 (a)	1,935	1,950,828
5.00%, 7/01/24	165	166,223
University of Michigan, RB, Series A, 5.00%, 4/01/39	2,125	2,375,028
Wayne State University, RB, Series A:
5.00%, 11/15/40	2,000	2,124,680
4.00%, 11/15/44	620	580,723
Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	$2,100	$2,265,165
5.25%, 11/15/43	5,255	5,642,766
(AGM), 5.25%, 11/15/33	620	678,900
(AGM), 5.00%, 11/15/39	1,085	1,156,154

		56,045,009
Health — 26.7%
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	5,005,835
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	4,500	4,906,575
Michigan Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	1,550	1,612,233
Michigan Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	1,745	1,834,920
Trinity Health Credit Group, 5.00%, 12/01/31	3,100	3,353,704
Trinity Health Credit Group, 5.00%, 12/01/35	4,100	4,371,379
Trinity Health Credit Group, 5.00%, 12/01/39	3,350	3,538,036
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	3,700	4,158,985
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	1,011,430
MidMichigan Obligated Group, Series A, 5.00%, 4/15/26	620	633,919
MidMichigan Obligated Group, Series A, 5.00%, 4/15/36	3,550	3,583,512
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,517,525
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,183,160
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/21	600	653,532

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/25	$3,260	$3,384,858
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/37	630	637,396
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	3,100	3,164,387
McLaren Health Care, Series A, 5.00%, 6/01/35	1,390	1,472,371
McLaren Health Care, Series A, 5.75%, 5/15/38	4,500	5,053,815
Trinity Health Credit Group, Series A, 6.25%, 12/01/28	930	1,085,719
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,460	4,431,411
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,169,310
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39 (b)	6,200	6,514,278
Series V, 8.25%, 9/01/39 (a)	1,000	1,226,520
Series W, 6.00%, 8/01/39	925	999,518
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,965	2,106,126
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	475	475,789

		73,086,243
Housing — 10.2%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,012,160
Series A, 4.75%, 12/01/25	4,235	4,488,634
Series A , 4.45%, 10/01/34	620	629,108
Series A , 4.63%, 10/01/39	2,165	2,184,636
Series A , 4.75%, 10/01/44	3,100	3,126,815
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,615	3,626,857
Michigan State HDA, Refunding RB:
Rental Housing, Series D, 4.50%, 10/01/48	7,790	7,797,790
Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing (concluded)
Michigan State HDA, Refunding RB (concluded):
Series A, 6.05%, 10/01/41	$4,825	$5,121,786

		27,987,786
State — 15.0%
Michigan State Building Authority, Refunding RB:
5.00%, 10/15/31	1,000	1,067,170
Facilities Program, Series I, 6.25%, 10/15/38	3,900	4,528,407
Facilities Program, Series I (AGC), 5.25%, 10/15/24	4,000	4,542,880
Facilities Program, Series I (AGC), 5.25%, 10/15/25	2,000	2,245,440
Facilities Program, Series I (AGC), 5.25%, 10/15/26	600	671,058
Facilities Program, Series I-A, 5.50%, 10/15/45	1,250	1,376,638
Facilities Program, Series II (AGM), 5.00%, 10/15/26	4,500	5,014,980
Michigan State Finance Authority, RB, Local Government Loan Program, Series F:
5.00%, 4/01/31	1,000	1,044,030
5.25%, 10/01/41	6,085	6,369,961
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	4,350	4,680,165
State of Michigan, COP (AMBAC), 0.00%, 6/01/22 (c)(d)	3,000	2,472,060
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/29	1,000	1,109,150
5.00%, 11/15/33	1,850	2,005,714
5.00%, 11/15/36	3,500	3,780,245

		40,907,898
Transportation — 14.2%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	5,250	5,816,895
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	6,270	6,626,888
5.25%, 12/01/26	6,300	6,658,596
5.00%, 12/01/34	4,435	4,466,400
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,556,160

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Transportation (concluded)
Wayne County Airport Authority, Refunding RB, AMT (AGC) (concluded):
5.75%, 12/01/26	$1,000	$1,139,040
5.38%, 12/01/32	8,700	9,674,835

		38,938,814
Utilities — 21.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,645	1,600,091
City of Detroit Michigan Water Supply System, RB:
2nd Lien, Series B (AGM), 7.00%, 7/01/36	3,000	3,200,910
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	6,000	5,781,780
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	10,470	10,272,955
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	930	1,021,094
4.00%, 1/01/42	1,700	1,680,280
(NPFGC), 5.00%, 7/01/14 (a)	6,385	6,437,229
City of Holland Michigan Electric Utility System, RB, Series A:
5.00%, 7/01/33	1,860	2,047,860
4.13%, 7/01/39	1,550	1,565,763
5.00%, 7/01/39	7,575	8,209,633
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	1,970	2,229,193
5.00%, 7/01/31	4,230	4,688,447
5.00%, 7/01/37	2,065	2,240,711
5.50%, 7/01/41	3,000	3,399,750
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	310	330,962
5.63%, 10/01/40	1,000	1,073,520
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	1,000	1,000,680
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund:
5.00%, 10/01/27	1,250	1,347,838
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund (concluded):
Pooled Project, 5.00%, 10/01/27	$1,240	$1,438,512

		59,567,208
Total Municipal Bonds in Michigan		385,265,094

Guam — 3.4%
State — 3.4%
Territory of Guam, RB:
Business Privilege Tax Bonds, Series A, 5.25%, 1/01/36	500	518,810
Business Privilege Tax Bonds, Series A, 5.13%, 1/01/42	4,850	4,984,296
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/32	1,695	1,754,918
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/37	665	680,262
Section 30, Series A, 5.63%, 12/01/29	1,400	1,522,318
Total Municipal Bonds in Guam		9,460,604
Total Municipal Bonds — 144.2%		394,725,698

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Michigan — 17.3%
County/City/Special District/School District — 4.5%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/37	6,470	7,222,364
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	4,650	5,028,045

		12,250,409
Education — 12.7%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	6,220	6,876,334
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	7,500	8,189,775
Wayne State Univerisity, RB, General, Series A, 5.00%, 11/15/40	6,190	6,575,885

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Michigan (concluded)
Education (concluded)
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	$12,207	$13,237,386

		34,879,380
Health — 0.1%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	200,665
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 17.3%		47,330,454
Total Long-Term Investments (Cost — $421,034,310) — 161.5%		442,056,152
Short-Term Securities — 0.5%	Shares	Value
BIF Michigan Municipal Money Fund, 0.00% (f)(g)	1,322,592	$1,322,592
Total Short-Term Securities (Cost — $1,322,592) — 0.5%		1,322,592
Total Investments (Cost — $422,356,902*) — 162.0%		443,378,744
Liabilities in Excess of Other Assets — (0.6%)		(1,604,094)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.6%)		(23,496,643)
VRDP Shares, at Liquidation Value — (52.8%)		(144,600,000)

Net Assets Applicable to Common Shares — 100.0%		$273,678,007

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$399,324,767

Gross unrealized appreciation	$23,454,043
Gross unrealized depreciation	(2,887,066)

Net unrealized appreciation	$20,566,977

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$6,514,278	$31,186

(c)	Security is collateralized by municipal or U.S. Treasury obligations.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BIF Michigan Municipal Money Fund	479,667	842,925	1,322,592	$1

(g)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(140)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$17,419,063	$(56,462)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$442,056,152	—	$442,056,152
Short-Term Securities	$1,322,592	—	—	1,322,592

Total	$1,322,592	$442,056,152	—	$443,378,744

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(56,462)	—	—	$(56,462)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2014	7

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$210,000	—	—	$210,000
Liabilities:
TOB trust certificates	—	$(23,487,000)	—	(23,487,000)
VRDP Shares	—	(144,600,000)	—	(144,600,000)

Total	$210,000	$(168,087,000)	—	$(167,877,000)

There were no transfers between levels during the period ended April 30, 2014.

8	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 23, 2014